Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Income Tax Contingency [Line Items]
Unrecognized income tax benefits, Beginning balance	$ 29	$ 146	$ 164
Increase for income tax positions of prior years	5	9	15
Increase for income tax positions of current year	0	2	0
Settlement of tax positions	(23)	(152)	(8)
Expiration of statute of limitations	0	0	(24)
Other	(3)	24	(1)
Unrecognized income tax benefits, Ending balance	$ 8	$ 29	$ 146